Brown Advisory Emerging Markets Select Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Australia - 1.1%
BHP Billiton, Ltd.	123,253	$3,563,722
Rio Tinto, Ltd.	39,039	3,098,335
		6,662,057

Brazil - 3.3%
Ambev S.A.	2,429,500	6,064,789
Banco do Brasil S.A.	317,800	3,591,519
Natura & Co. Holding S.A.	714,100	2,532,966
Neoenergia S.A.	865,900	3,525,477
Vale S.A.	296,000	3,602,472
		19,317,223

China - 26.3%
AIA Group, Ltd.	964,273	6,486,254
Alibaba Group Holding, Ltd.	1,976,633	17,874,365
ANTA Sports Products, Ltd.	480,637	5,124,943
Baidu, Inc. - ADR(a)	11,693	1,231,039
Baidu, Inc. - Class A(a)	661,014	8,702,000
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	802,500	1,784,727
Brilliance China Automotive Holdings, Ltd.	2,678,000	1,848,261
China Mengniu Dairy Co., Ltd.	77,388	166,565
China Merchants Bank Co., Ltd. - Class H	1,087,500	4,310,325
China Overseas Land & Investment, Ltd.	4,033,746	5,821,683
China Pacific Insurance Group Co., Ltd. - Class H	1,764,435	3,095,386
Fuyao Glass Industry Group Co., Ltd. - Class A	737,800	4,384,602
Galaxy Entertainment Group, Ltd.	740,000	3,720,032
GF Securities Co., Ltd. - Class H	3,270,400	3,389,722
Haier Smart Home Co., Ltd. - Class H	2,093,200	6,513,625
KE Holdings, Inc. - Class A	743,819	3,404,403
Kweichow Moutai Co., Ltd. - Class A	14,783	3,484,662
Lenovo Group, Ltd.	1,528,000	1,770,341
Pacific Basin Shipping, Ltd.	15,261,568	4,419,067
Ping An Insurance Group Co. of China, Ltd. - Class A	133,500	752,645
Ping An Insurance Group Co. of China, Ltd. - Class H	422,000	1,791,677
Shenzhen Inovance Technology Co., Ltd. - Class A	399,528	3,330,787
Shenzhou International Group Holdings, Ltd.	297,760	2,826,759
SITC International Holdings Co., Ltd.	2,210,000	4,040,452
Tencent Holdings, Ltd.	561,048	21,852,788
Trip.com Group, Ltd.(a)	160,414	7,112,982
Trip.com Group, Ltd. - ADR(a)	10,483	460,099
Tsingtao Brewery Co., Ltd. - Class H	398,644	2,743,542
Weichai Power Co., Ltd. - Class H	3,520,000	6,716,557
WH Group, Ltd.(c)	8,361,500	5,519,266
Yue Yuen Industrial Holdings, Ltd.	1,802,000	2,532,611
Zhejiang Longsheng Group Co., Ltd. - Class A	2,834,500	3,263,418
ZTO Express Cayman, Inc. - ADR	245,558	5,141,984
		155,617,569

Hungary - 0.8%
OTP Bank Nyrt	106,680	4,909,956

India - 18.4%
Amber Enterprises India, Ltd.(a)	85,471	3,756,078
Apollo Hospitals Enterprise, Ltd.	60,587	4,625,063
AU Small Finance Bank, Ltd.	393,160	2,674,831
Axis Bank, Ltd.	647,585	8,161,771
Bajaj Auto, Ltd.	48,770	5,365,615
DLF, Ltd.	590,363	6,369,704
Five-Star Business Finance, Ltd.(a)	386,237	3,340,790
Godrej Consumer Products, Ltd.	289,284	4,355,620
HDFC Bank, Ltd.	231,675	4,039,861
ICICI Bank, Ltd.	721,098	9,506,713
Jubilant Foodworks, Ltd.	668,078	3,604,458
Larsen & Toubro, Ltd.	230,561	10,428,110
Macrotech Developers, Ltd.	491,724	6,719,660
Mahindra & Mahindra, Ltd.	378,615	8,746,520
Oberoi Realty, Ltd.	219,899	3,903,904
Reliance Industries, Ltd.	268,267	9,592,742
SBI Life Insurance Co., Ltd.	200,991	3,629,249
Shriram Finance, Ltd.	165,500	4,694,965
UltraTech Cement, Ltd.	36,183	4,237,137
UPL, Ltd.	213,502	1,169,668
		108,922,459

Indonesia - 3.9%
Bank Central Asia Tbk PT	11,542,255	7,340,157
Bank Negara Indonesia Persero Tbk PT	15,503,925	5,771,597
Bank Rakyat Indonesia Persero Tbk PT	25,609,213	9,792,322
		22,904,076

Russia - 0.0%
Sberbank of Russia PJSC - ADR(a)(b)(c)	184,769	1,848

Singapore - 3.7%
DBS Group Holdings, Ltd.	223,827	5,973,455
Seatrium, Ltd.(a)	46,742,100	2,731,795
Sembcorp Industries, Ltd.	772,895	3,089,757
United Overseas Bank, Ltd.	209,838	4,561,886
Wilmar International, Ltd.	2,243,708	5,699,297
		22,056,190

South Africa - 0.8%
Sasol, Ltd.	609,530	4,710,394

South Korea - 16.5%
DB Insurance Co., Ltd.	47,037	3,364,612
Hankook Tire & Technology Co., Ltd.	185,802	7,465,806
HD Hyundai Heavy Industries Co., Ltd.(a)	46,119	4,065,227
Hyundai Mipo Dockyard Co., Ltd.(a)	73,999	3,451,030
Hyundai Mobis Co., Ltd.	18,589	3,608,826
Hyundai Motor Co.	21,005	3,696,218
KB Financial Group, Inc.	129,521	6,768,446
Kia Corp.	34,510	2,868,099
Samsung Electronics Co., Ltd.	674,687	40,547,010
Samsung Engineering Co., Ltd.(a)	301,437	5,646,302
Samsung Heavy Industries Co., Ltd.(a)	609,224	3,902,176
Shinhan Financial Group Co., Ltd.	147,290	5,195,668
SK Hynix, Inc.	52,582	6,965,821
		97,545,241

Taiwan - 13.5%
Advantech Co., Ltd.	197,908	2,517,850
Compal Electronics, Inc.	1,193,140	1,429,005
Hon Hai Precision Industry Co., Ltd.	2,644,000	12,842,052
Realtek Semiconductor Corp.	384,743	6,699,992
Taiwan Semiconductor Manufacturing Co., Ltd.	2,343,543	56,142,418
		79,631,317

Thailand - 1.7%
Bangkok Bank PCL	798,500	3,058,318
Bangkok Bank PCL - NVDR	217,700	830,001
Indorama Ventures PCL - NVDR	3,160,300	2,073,195
SCB X PCL	1,315,200	4,112,808
		10,074,322

Turkey - 0.5%
Akbank T.A.S.	2,149,157	3,109,682

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	1,927,001	4,406,145

United Kingdom - 0.4%
Standard Chartered PLC	281,057	2,382,719

United States - 2.2%
Cognizant Technology Solutions Corp. - Class A	103,061	7,553,341
Credicorp, Ltd.	31,153	5,278,253
		12,831,594
TOTAL COMMON STOCKS (Cost $480,784,578)		555,082,792

PREFERRED STOCKS - 2.2%
Brazil - 2.2%
Cia Energetica de Minas Gerais	2,272,495	5,700,041
Itau Unibanco Holding S.A.	431,800	2,991,795
Petroleo Brasileiro S.A.	570,600	4,266,360
		12,958,196
TOTAL PREFERRED STOCKS (Cost $8,803,251)		12,958,196

EXCHANGE TRADED FUNDS - 1.0%
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	87,065	5,898,654
TOTAL EXCHANGE TRADED FUNDS (Cost $5,892,847)		5,898,654

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class Z, 5.19%(d)	12,768,360	12,768,360
TOTAL SHORT-TERM INVESTMENTS (Cost $12,768,360)		12,768,360

TOTAL INVESTMENTS - 99.3% (Cost $508,249,036)		$586,708,002
Other Assets in Excess of Liabilities - 0.7%		4,101,738
TOTAL NET ASSETS - 100.0%		$590,809,740

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $1,848 or 0.0% of net assets as of September 30, 2023.

(c)
Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Common Stocks	$47,001,576	$508,079,368	$1,848
Preferred Stocks	12,958,196	–	–
Exchange Traded Funds	5,898,654	–	–
Money Market Funds	12,768,360	–	–

Total Investments	$78,626,786	$508,079,368	$1,848